Share-Based Compensation Plan - Restricted Stock Units Narrative (Details) - Restricted stock units - Incentive Plan 2017 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period (years)	3 years	3 years
Weighted-average volatility rate (percent)	83.30%
Risk-free interest rate	0.20%
Total unrecognized compensation cost	$ 6
Weighted-average period over which cost is expected to be recognized	1 year 10 months 24 days